Goodwill (Tables)	6 Months Ended
Oct. 31, 2023
Goodwill [Abstract]
Schedule of Goodwill
US$
COST
As of May 1, 2020	—
Acquisition of subsidiaries (note 14(b))	7,566
Exchange realignment	(9)
As of April 30, 2021	7,557
Exchange realignment	(80)
As of April 30, 2022	7,477
Reclassified as held for sale (note 15)	(7,484)
Exchange realignment	7
As of April 30, 2023 and October 31, 2023	—